Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Significant components of deferred tax assets and liabilities
Postretirement benefits	$ 1,877	$ 2,283
Inventory reserves	1,934	3,919
Loss carry-forwards	36,373	46,944
Credit carry-forwards	15,028	14,092
Nondeductible accruals	6,126	7,900
Research expenditures	28,606	26,475
Prepaid charges	727	4,280
Pensions		3,512
Other	5,476	7,974
Gross deferred tax assets	96,147	117,379
Depreciation	11,168	12,313
Pensions	19,177
Unrealized foreign exchange gain	350	1,103
Subsidiaries' unremitted earnings	2,774
Other	696	933
Gross deferred tax liabilities	34,165	14,349
Net deferred tax assets	61,982	103,030
Deferred tax asset valuation allowance	(14,323)	(13,087)
Total net deferred tax assets	$ 47,659	$ 89,943